Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 23, 2023
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded AlphaDEX Fund II
Entity Central Index Key	dei_EntityCentralIndexKey	0001510337
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 23, 2023
Document Effective Date	dei_DocumentEffectiveDate	Aug. 23, 2023
S 000031803 [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement To the Fund’s Prospectus

August 23, 2023

Notwithstanding anything to the contrary in the Fund’s prospectus, references to “Nasdaq Asia Pacific Ex-Japan Index” are replaced with “Nasdaq Developed Markets Asia Pacific Ex-Japan Index.”